Financial Instruments (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial assets	$ 41,959,882	$ 37,422,395
Cash and cash equivalents	707,122,815	618,154,016	$ 597,081,675	$ 265,568,125
Trade and other receivables	512,677,587	449,800,495
Receivables due from related parties	16,346,334	9,083,034
Total financial assets	514,504,813	454,238,058
Total Financial Liabilities Measured At Amortized Cost	1,390,433,724	1,341,397,707
Trade and other payables	514,932,460	435,062,759
Payables to related parties	36,417,518	55,676,713
Total financial liabilities		1,873,341,278
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	207,904,935	198,569,040
Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,157,437,074	1,089,489,347
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,772,459	11,774,922
Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	652,079	468,541
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	12,667,177	12,541,188
Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	49,233,868	41,204,099
Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	28,554,669
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	652,079	468,541
Trade and other payables
Payables to related parties
Total financial liabilities	652,079	468,541
Financial liabilities at fair value through profit or loss, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	652,079	468,541
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	12,667,177	12,541,188
Trade and other payables
Payables to related parties
Total financial liabilities	12,667,177	12,541,188
Financial assets at fair value through other comprehensive income, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	12,667,177	12,541,188
Financial assets at fair value through other comprehensive income, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,377,114,468	1,328,387,978
Trade and other payables	514,932,460	435,062,759
Payables to related parties	36,417,518	55,676,713
Total financial liabilities	1,977,698,314	1,860,331,549
Financial liabilities at amortised cost, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	207,904,935	198,569,040
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,157,437,074
Financial liabilities at amortised cost, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,772,459	11,774,922
Financial liabilities at amortised cost, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at amortised cost, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at amortised cost, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	49,233,868	41,204,099
Financial liabilities at amortised cost, category [member] | Put Option Lliability [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	28,554,669
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,844,406	282,032
Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	822,287	3,314,469
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,293,189	33,825,894
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	4,666,693	3,596,501
Cash and cash equivalents
Trade and other receivables
Receivables due from related parties
Total financial assets	4,666,693	3,596,501
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,844,406	282,032
Financial assets at fair value through profit or loss, category [member] | Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	822,287	3,314,469
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial Assets Measured At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Cash and cash equivalents	707,122,815	618,154,016
Trade and other receivables	512,677,587	449,800,495
Receivables due from related parties	16,346,334	9,083,034
Total financial assets	1,236,146,736	1,077,037,545
Financial Assets Measured At Amortized Cost [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial Assets Measured At Amortized Cost [Member] | Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial Assets Measured At Amortized Cost [Member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,293,189	33,825,894
Cash and cash equivalents
Trade and other receivables
Receivables due from related parties
Total financial assets	37,293,189	33,825,894
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,293,189	33,825,894
Market Securities And Investments In Other Companies [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,278,106,618	1,114,459,940
Total financial liabilities	$ 1,991,017,570
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial assets		$ 1,089,489,347